Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,597,000
Previously Paid Amount	0.00
Total Fee Amount	1,622.40
Total Offset Amount	0.00
Net Fee	1,622.40
Narrative - Max Aggregate Offering Price	$ 10,597,000
Final Prospectus	true